Prestige Variable Life Account

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of Prestige Variable Life Account and Those Charged with Governance of Prestige Variable Life Account of Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Prestige Variable Life Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of their operations for the year ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 6, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 17, 2025

Appendix A

The subaccounts that comprise Prestige Variable Life Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Alger Capital Appreciation Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Large Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Mid Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Alger Small Cap Growth Portfolio, Class I-2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon VIF Appreciation Portfolio, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Select Small Cap Value Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Seligman Global Technology Fund, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Columbia VP Seligman Global Technology Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Asset Manager Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Contrafund Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Government Money Market Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Growth Opportunities Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Growth Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP High Income Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Index 500 Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Overseas Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Flexible Bond Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Overseas Portfolio, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
NVIT Emerging Markets Fund, Class D	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
VanEck VIP Emerging Markets Fund, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
VanEck VIP Global Resources Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares
ASSETS:
Investments at fair value (1)	$253,840	$1,541,293	$428,892	$350,115	$6,435	$1,302,625	$430,131
Receivable from the Policies	-	185	-	-	-	-	-
Total assets	253,840	1,541,478	428,892	350,115	6,435	1,302,625	430,131

LIABILITIES:
Payable to the fund manager	-	185	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	185	-	-	-	-	-

NET ASSETS	$253,840	$1,541,293	$428,892	$350,115	$6,435	$1,302,625	$430,131

Fair value per share (NAV)	$115.87	$89.19	$20.40	$17.81	$55.51	$36.49	$37.48
Shares outstanding in the Separate Account	2,191	17,281	21,024	19,658	116	35,698	11,476

(1) Investments in mutual fund shares, at cost	$181,712	$1,089,922	$438,157	$444,100	$5,240	$1,332,732	$346,335

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
ASSETS:
Investments at fair value (1)	$89,560	$327,436	$5,929	$249,348	$854,457	$168,790	$34,096
Receivable from the Policies	-	-	-	-	-	-	185
Total assets	89,560	327,436	5,929	249,348	854,457	168,790	34,281

LIABILITIES:
Payable to the fund manager	-	-	-	-	-	-	185
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	-	185

NET ASSETS	$89,560	$327,436	$5,929	$249,348	$854,457	$168,790	$34,096

Fair value per share (NAV)	$37.94	$34.10	$28.26	$16.45	$57.94	$1.00	$83.00
Shares outstanding in the Separate Account	2,361	9,602	210	15,158	14,748	168,790	411

(1) Investments in mutual fund shares, at cost	$57,250	$230,665	$5,332	$235,049	$552,595	$168,790	$22,150

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
ASSETS:
Investments at fair value (1)	$1,669,204	$29,941	$2,870,336	$218,494	$232,022	$1,260,207	$38,531
Receivable from the Policies	185	-	-	-	62	-	-
Total assets	1,669,389	29,941	2,870,336	218,494	232,084	1,260,207	38,531

LIABILITIES:
Payable to the fund manager	185	-	-	-	62	-	-
Payable to the Company	-	-	213	-	-	-	-
Total liabilities	185	-	213	-	62	-	-

NET ASSETS	$1,669,204	$29,941	$2,870,123	$218,494	$232,022	$1,260,207	$38,531

Fair value per share (NAV)	$96.94	$4.72	$569.52	$10.98	$25.47	$8.62	$15.39
Shares outstanding in the Separate Account	17,219	6,343	5,040	19,899	9,110	146,196	2,504

(1) Investments in mutual fund shares, at cost	$1,332,095	$31,971	$1,067,984	$248,231	$196,810	$1,341,882	$28,710

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Henderson Overseas Portfolio, Institutional Shares	NVIT Emerging Markets Fund, Class D	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Class I
ASSETS:
Investments at fair value (1)	$174,789	$14,901	$95,422	$26,954	$16,066	$6,067
Receivable from the Policies	-	-	-	-	-	-
Total assets	174,789	14,901	95,422	26,954	16,066	6,067

LIABILITIES:
Payable to the fund manager	-	-	-	-	-	-
Payable to the Company	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	-

NET ASSETS	$174,789	$14,901	$95,422	$26,954	$16,066	$6,067

Fair value per share (NAV)	$21.68	$10.87	$43.92	$10.80	$9.17	$25.18
Shares outstanding in the Separate Account	8,062	1,371	2,173	2,496	1,752	241

(1) Investments in mutual fund shares, at cost	$153,097	$16,883	$71,488	$28,599	$20,282	$5,667

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$1,339	$35	$5,019	$2,201

TOTAL INVESTMENT INCOME	-	-	-	1,339	35	5,019	2,201

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	4,933	92,611	3,828	(29,938)	576	(2,089)	14,072
Capital gain distributions	-	-	-	-	41	82,044	20,359

Net realized gain (loss) on investments	4,933	92,611	3,828	(29,938)	617	79,955	34,431

Change in net unrealized appreciation (depreciation) on investments	78,820	427,060	77,817	56,577	741	47,147	46,891

Net realized and unrealized gain (loss) on investments	83,753	519,671	81,645	26,639	1,358	127,102	81,322

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$83,753	$519,671	$81,645	$27,978	$1,393	$132,121	$83,523

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$6,055	$1,499	$9,497	$-

TOTAL INVESTMENT INCOME	-	-	-	6,055	1,499	9,497	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,943	23,237	3,716	1,016	20,324	-	730
Capital gain distributions	-	20,942	2,485	1,538	95,687	-	-

Net realized gain (loss) on investments	1,943	44,179	6,201	2,554	116,011	-	730

Change in net unrealized appreciation (depreciation) on investments	9,092	32,018	(1,004)	11,035	103,528	-	8,907

Net realized and unrealized gain (loss) on investments	11,035	76,197	5,197	13,589	219,539	-	9,637

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,035	$76,197	$5,197	$19,644	$221,038	$9,497	$9,637

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
INVESTMENT INCOME:
Dividend income	$14	$1,763	$34,599	$7,379	$3,872	$16,238	$-

TOTAL INVESTMENT INCOME	14	1,763	34,599	7,379	3,872	16,238	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	65,075	(211)	102,470	(1,354)	3,182	(2,119)	(246)
Capital gain distributions	355,587	-	1,656	-	10,751	140,204	2,826

Net realized gain (loss) on investments	420,662	(211)	104,126	(1,354)	13,933	138,085	2,580

Change in net unrealized appreciation (depreciation) on investments	(15,628)	668	448,379	(2,125)	(6,894)	16,696	9,216

Net realized and unrealized gain (loss) on investments	405,034	457	552,505	(3,479)	7,039	154,781	11,796

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$405,048	$2,220	$587,104	$3,900	$10,911	$171,019	$11,796

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Henderson Overseas Portfolio, Institutional Shares	NVIT Emerging Markets Fund, Class D	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Class I
INVESTMENT INCOME:
Dividend income	$1,088	$572	$1,329	$272	$282	$169

TOTAL INVESTMENT INCOME	1,088	572	1,329	272	282	169

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	5,782	(139)	2,592	(47)	(147)	59
Capital gain distributions	23,495	-	-	-	-	-

Net realized gain (loss) on investments	29,277	(139)	2,592	(47)	(147)	59

Change in net unrealized appreciation (depreciation) on investments	10,305	(279)	1,313	907	22	(419)

Net realized and unrealized gain (loss) on investments	39,582	(418)	3,905	860	(125)	(360)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,670	$154	$5,234	$1,132	$157	$(191)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$-	$1,339	$35	$5,019	$2,201
Net realized gain (loss) on investments	4,933	92,611	3,828	(29,938)	617	79,955	34,431
Change in net unrealized appreciation (depreciation) on investments	78,820	427,060	77,817	56,577	741	47,147	46,891

Net increase (decrease) in net assets resulting from operations	83,753	519,671	81,645	27,978	1,393	132,121	83,523

POLICY TRANSACTIONS:
Policy owners’ net payments	4,713	25,111	6,609	13,516	1,690	19,919	10,633
Policy maintenance charges	(8,609)	(32,201)	(9,676)	(12,622)	(2,477)	(34,735)	(32,678)
Policy owners’ benefits	(17,758)	(13,577)	(52,799)	(49,175)	-	-	(11,362)
Net transfers (to) from the Company and/or Subaccounts	5,253	(172,884)	(10,742)	8,576	(73)	114,492	(3,824)

Increase (decrease) in net assets resulting from Policy transactions	(16,401)	(193,551)	(66,608)	(39,705)	(860)	99,676	(37,231)

Total increase (decrease) in net assets	67,352	326,120	15,037	(11,727)	533	231,797	46,292

NET ASSETS:
Beginning of period	186,488	1,215,173	413,855	361,842	5,902	1,070,828	383,839

End of period	$253,840	$1,541,293	$428,892	$350,115	$6,435	$1,302,625	$430,131

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$-	$6,055	$1,499	$9,497	$-
Net realized gain (loss) on investments	1,943	44,179	6,201	2,554	116,011	-	730
Change in net unrealized appreciation (depreciation) on investments	9,092	32,018	(1,004)	11,035	103,528	-	8,907

Net increase (decrease) in net assets resulting from operations	11,035	76,197	5,197	19,644	221,038	9,497	9,637

POLICY TRANSACTIONS:
Policy owners’ net payments	1,669	4,615	7,135	9,341	13,428	152,146	770
Policy maintenance charges	(4,505)	(7,321)	(7,110)	(12,350)	(29,086)	(155,719)	(771)
Policy owners’ benefits	-	(50,128)	(28,535)	-	(11,745)	(53,495)	-
Net transfers (to) from the Company and/or Subaccounts	4,000	(8,816)	(1,346)	3,221	(6,504)	(19,946)	(582)

Increase (decrease) in net assets resulting from Policy transactions	1,164	(61,650)	(29,856)	212	(33,907)	(77,014)	(583)

Total increase (decrease) in net assets	12,199	14,547	(24,659)	19,856	187,131	(67,517)	9,054

NET ASSETS:
Beginning of period	77,361	312,889	30,588	229,492	667,326	236,307	25,042

End of period	$89,560	$327,436	$5,929	$249,348	$854,457	$168,790	$34,096

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$14	$1,763	$34,599	$7,379	$3,872	$16,238	$-
Net realized gain (loss) on investments	420,662	(211)	104,126	(1,354)	13,933	138,085	2,580
Change in net unrealized appreciation (depreciation) on investments	(15,628)	668	448,379	(2,125)	(6,894)	16,696	9,216

Net increase (decrease) in net assets resulting from operations	405,048	2,220	587,104	3,900	10,911	171,019	11,796

POLICY TRANSACTIONS:
Policy owners’ net payments	23,228	971	17,462	5,883	4,367	20,413	326
Policy maintenance charges	(39,099)	(2,098)	(70,022)	(5,701)	(8,025)	(32,528)	(2,334)
Policy owners’ benefits	(37,273)	-	(62,329)	-	-	-	(14,232)
Net transfers (to) from the Company and/or Subaccounts	(44,153)	5,365	(15,768)	15,934	6,775	79,443	95

Increase (decrease) in net assets resulting from Policy transactions	(97,297)	4,238	(130,657)	16,116	3,117	67,328	(16,145)

Total increase (decrease) in net assets	307,751	6,458	456,447	20,016	14,028	238,347	(4,349)

NET ASSETS:
Beginning of period	1,361,453	23,483	2,413,676	198,478	217,994	1,021,860	42,880

End of period	$1,669,204	$29,941	$2,870,123	$218,494	$232,022	$1,260,207	$38,531

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Henderson Overseas Portfolio, Institutional Shares	NVIT Emerging Markets Fund, Class D	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,088	$572	$1,329	$272	$282	$169
Net realized gain (loss) on investments	29,277	(139)	2,592	(47)	(147)	59
Change in net unrealized appreciation (depreciation) on investments	10,305	(279)	1,313	907	22	(419)

Net increase (decrease) in net assets resulting from operations	40,670	154	5,234	1,132	157	(191)

POLICY TRANSACTIONS:
Policy owners’ net payments	4,372	376	2,482	1,203	1,282	226
Policy maintenance charges	(9,990)	(904)	(8,006)	(578)	(632)	(223)
Policy owners’ benefits	-	-	(495)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(13,911)	3,192	6,946	6,596	72	60

Increase (decrease) in net assets resulting from Policy transactions	(19,529)	2,664	927	7,221	722	63

Total increase (decrease) in net assets	21,141	2,818	6,161	8,353	879	(128)

NET ASSETS:
Beginning of period	153,648	12,083	89,261	18,601	15,187	6,195

End of period	$174,789	$14,901	$95,422	$26,954	$16,066	$6,067

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$-	$-	$-	$42	$6,999	$2,399
Net realized gain (loss) on investments	(972)	11,811	(4,778)	(11,905)	897	71,559	48,331
Change in net unrealized appreciation (depreciation) on investments	57,962	299,060	84,508	62,131	262	106,417	36,377

Net increase (decrease) in net assets resulting from operations	56,990	310,871	79,730	50,226	1,201	184,975	87,107

POLICY TRANSACTIONS:
Policy owners’ net payments	4,953	22,752	8,923	14,259	1,569	16,845	11,687
Policy maintenance charges	(8,913)	(41,730)	(11,837)	(13,173)	(2,298)	(47,777)	(37,577)
Policy owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	124	(39,927)	(11,139)	17,738	34	18,652	(18,217)

Increase (decrease) in net assets resulting from Policy transactions	(3,836)	(58,905)	(14,053)	18,824	(695)	(12,280)	(44,107)

Total increase (decrease) in net assets	53,154	251,966	65,677	69,050	506	172,695	43,000

NET ASSETS:
Beginning of period	133,334	963,207	348,178	292,792	5,396	898,133	340,839

End of period	$186,488	$1,215,173	$413,855	$361,842	$5,902	$1,070,828	$383,839

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$-	$-	$5,180	$2,956	$9,136	$-
Net realized gain (loss) on investments	1,842	18,206	1,422	3,079	35,461	-	8,791
Change in net unrealized appreciation (depreciation) on investments	7,134	84,147	8,247	19,040	132,833	-	1,622

Net increase (decrease) in net assets resulting from operations	8,976	102,353	9,669	27,299	171,250	9,136	10,413

POLICY TRANSACTIONS:
Policy owners’ net payments	1,669	5,286	6,824	11,772	15,340	137,107	595
Policy maintenance charges	(4,131)	(9,754)	(6,872)	(13,194)	(32,070)	(142,285)	(1,656)
Policy owners’ benefits	-	-	-	-	-	(169,619)	-
Net transfers (to) from the Company and/or Subaccounts	(977)	(14,476)	(1,718)	(13,149)	(17,990)	224,323	(20,194)

Increase (decrease) in net assets resulting from Policy transactions	(3,439)	(18,944)	(1,766)	(14,571)	(34,720)	49,526	(21,255)

Total increase (decrease) in net assets	5,537	83,409	7,903	12,728	136,530	58,662	(10,842)

NET ASSETS:
Beginning of period	71,824	229,480	22,685	216,764	530,796	177,645	35,884

End of period	$77,361	$312,889	$30,588	$229,492	$667,326	$236,307	$25,042

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,652	$1,293	$33,409	$5,007	$2,150	$15,664	$-
Net realized gain (loss) on investments	119,145	(2,167)	120,659	(760)	4,738	72,719	302
Change in net unrealized appreciation (depreciation) on investments	265,679	3,374	368,560	6,986	31,358	22,587	13,430

Net increase (decrease) in net assets resulting from operations	386,476	2,500	522,628	11,233	38,246	110,970	13,732

POLICY TRANSACTIONS:
Policy owners’ net payments	20,305	1,763	21,143	6,005	4,273	17,422	326
Policy maintenance charges	(53,104)	(4,008)	(70,872)	(5,997)	(7,889)	(43,972)	(2,303)
Policy owners’ benefits	-	-	(60,025)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(96,271)	(7,762)	(44,068)	13,929	(5,948)	74,279	(1,232)

Increase (decrease) in net assets resulting from Policy transactions	(129,070)	(10,007)	(153,822)	13,937	(9,564)	47,729	(3,209)

Total increase (decrease) in net assets	257,406	(7,507)	368,806	25,170	28,682	158,699	10,523

NET ASSETS:
Beginning of period	1,104,047	30,990	2,044,870	173,308	189,312	863,161	32,357

End of period	$1,361,453	$23,483	$2,413,676	$198,478	$217,994	$1,021,860	$42,880

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Henderson Overseas Portfolio, Institutional Shares	NVIT Emerging Markets Fund, Class D	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$983	$433	$1,318	$260	$518	$178
Net realized gain (loss) on investments	954	(145)	2,776	(95)	(261)	143
Change in net unrealized appreciation (depreciation) on investments	28,265	327	4,898	514	1,088	(543)

Net increase (decrease) in net assets resulting from operations	30,202	615	8,992	679	1,345	(222)

POLICY TRANSACTIONS:
Policy owners’ net payments	4,575	407	2,649	1,139	898	226
Policy maintenance charges	(9,348)	(955)	(7,548)	(631)	(649)	(243)
Policy owners’ benefits	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	673	-	103	275	15	37

Increase (decrease) in net assets resulting from Policy transactions	(4,100)	(548)	(4,796)	783	264	20

Total increase (decrease) in net assets	26,102	67	4,196	1,462	1,609	(202)

NET ASSETS:
Beginning of period	127,546	12,016	85,065	17,139	13,578	6,397

End of period	$153,648	$12,083	$89,261	$18,601	$15,187	$6,195

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PRESTIGE VARIABLE LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Prestige Variable Life Account (the Separate Account), a Separate Account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of Subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account’s value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Policy owners’ net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies. New Policies are no longer being sold under the products in the Separate Account, but owners of existing Policies may make additional deposits.

The following is the variable life insurance product funded by the Separate Account:

Prestige

For the years ended December 31, 2024 and 2023, the Separate Account was invested in up to 27 Subaccounts, as follows:

Alger Capital Appreciation Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Growth and Income Portfolio, Initial Shares

Columbia VP Select Small Cap Value Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 1

Columbia VP Seligman Global Technology Fund, Class 2

Fidelity VIP Asset Manager Portfolio, Initial Class

Fidelity VIP Contrafund Portfolio

Fidelity VIP Government Money Market Portfolio, Initial Class

Fidelity VIP Growth Opportunities Portfolio, Initial Class

Fidelity VIP Growth Portfolio, Initial Class

Fidelity VIP High Income Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP Investment Grade Bond Portfolio, Initial Class

Fidelity VIP Overseas Portfolio, Initial Class

Goldman Sachs VIT Large Cap Value Fund, Institutional Shares

Goldman Sachs VIT Strategic Growth Fund, Institutional Shares

Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares

Janus Henderson Flexible Bond Portfolio, Service Shares

Janus Henderson Overseas Portfolio, Institutional Shares

NVIT Emerging Markets Fund, Class D

VanEck VIP Emerging Markets Fund, Initial Class

VanEck VIP Global Resources Fund, Class I

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts’ designated reinvestment dates.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
Alger Capital Appreciation Portfolio, Class I-2	$9,932	$26,333
Alger Large Cap Growth Portfolio, Class I-2	19,532	213,082
Alger Mid Cap Growth Portfolio, Class I-2	18,259	84,868
Alger Small Cap Growth Portfolio, Class I-2	33,447	71,813
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	1,057	1,841
BNY Mellon VIF Appreciation Portfolio, Initial Shares	221,525	34,786
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	39,036	53,707
Columbia VP Select Small Cap Value Fund, Class 2	5,645	4,482
Columbia VP Seligman Global Technology Fund, Class 1	24,650	65,358
Columbia VP Seligman Global Technology Fund, Class 2	9,725	37,097
Fidelity VIP Asset Manager Portfolio, Initial Class	17,914	10,109
Fidelity VIP Contrafund Portfolio	104,620	41,342
Fidelity VIP Government Money Market Portfolio, Initial Class	125,033	192,601
Fidelity VIP Growth Opportunities Portfolio, Initial Class	623	1,207
Fidelity VIP Growth Portfolio, Initial Class	387,064	128,760
Fidelity VIP High Income Portfolio, Initial Class	7,773	1,772
Fidelity VIP Index 500 Portfolio, Initial Class	58,192	152,381
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	32,793	9,299
Fidelity VIP Overseas Portfolio, Initial Class	27,425	9,684
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	255,418	31,649
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	3,693	17,012
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	28,148	23,094
Janus Henderson Flexible Bond Portfolio, Service Shares	4,142	906
Janus Henderson Overseas Portfolio, Institutional Shares	9,547	7,291
NVIT Emerging Markets Fund, Class D	8,109	615
VanEck VIP Emerging Markets Fund, Initial Class	1,466	463
VanEck VIP Global Resources Fund, Class I	610	379

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio, Class I-2	20	62	(42)	12	24	(12)
Alger Large Cap Growth Portfolio, Class I-2	40	405	(365)	58	225	(167)
Alger Mid Cap Growth Portfolio, Class I-2	83	373	(290)	99	172	(73)
Alger Small Cap Growth Portfolio, Class I-2	128	285	(157)	174	89	85
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	5	10	(5)	7	12	(5)
BNY Mellon VIF Appreciation Portfolio, Initial Shares	525	146	379	243	313	(70)
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	83	271	(188)	79	349	(270)
Columbia VP Select Small Cap Value Fund, Class 2	202	150	52	71	204	(133)
Columbia VP Seligman Global Technology Fund, Class 1	40	720	(680)	63	317	(254)
Columbia VP Seligman Global Technology Fund, Class 2	32	161	(129)	43	55	(12)
Fidelity VIP Asset Manager Portfolio, Initial Class	95	92	3	110	257	(147)
Fidelity VIP Contrafund Portfolio	26	149	(123)	48	223	(175)
Fidelity VIP Government Money Market Portfolio, Initial Class	23,284	38,949	(15,665)	58,402	48,059	10,343
Fidelity VIP Growth Opportunities Portfolio, Initial Class	3	6	(3)	5	165	(160)
Fidelity VIP Growth Portfolio, Initial Class	53	219	(166)	51	343	(292)
Fidelity VIP High Income Portfolio, Initial Class	54	16	38	21	123	(102)
Fidelity VIP Index 500 Portfolio, Initial Class	19	139	(120)	15	188	(173)
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	414	150	264	310	74	236
Fidelity VIP Overseas Portfolio, Initial Class	136	103	33	97	212	(115)
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	1,933	671	1,262	2,189	1,112	1,077
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	10	201	(191)	235	277	(42)
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	49	329	(280)	124	192	(68)
Janus Henderson Flexible Bond Portfolio, Service Shares	112	29	83	11	30	(19)
Janus Henderson Overseas Portfolio, Institutional Shares	183	162	21	121	241	(120)
NVIT Emerging Markets Fund, Class D	652	51	601	139	68	71
VanEck VIP Emerging Markets Fund, Initial Class	25	10	15	20	14	6
VanEck VIP Global Resources Fund, Class I	7	6	1	9	9	-

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured’s age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Premium Expense Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is deducted from each premium payment prior to the purchase of units and reduces Policy owners’ net payments on the Statements of Changes in Net Assets.	6.0% of each premium received

Monthly Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$7.50 per month through the Policy’s final payment date

Mortality and Expense Risk Charge
This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregate of 0.10% - 0.35% of the net assets of the Subaccounts as of the Policy’s prior monthly anniversary day

Charge for Optional Benefits
This fee is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Policy owner. The fee is deducted monthly when a payment is received, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.01 - $40.31 per $1,000 of net amount at risk per month

Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy’s monthly anniversary day, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.01 - $40.31 per $1,000 of net amount at risk per month

Expense Type	Range
Partial Surrender Charge
This charge is assessed to reimburse the Company for the costs incurred when processing partial surrenders. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	A maximum of $25 per partial surrender

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$10 per transfer, after the first 12 transfers in any calendar year

Loan Interest Rate Spread
The loan interest rate spread is the difference between the amount of interest charged on outstanding loan balances and the amount of interest credited to amounts held in the guaranteed account that secures the loans. The deduction is withdrawn annually, assessed through a redemption of units, and recorded as Net transfers (to) from the Company and/or Subaccounts within the Statements of Changes in Net Assets.	0.0% - 0.8% of the loan balance

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sells one variable life product that is funded by the Separate Account. A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)
Alger Capital Appreciation Portfolio, Class I-2
2024	0	*	$527.96	$254	0.00%	48.13%
2023	1		356.41	186	0.00%	43.13%
2022	1		249.01	133	0.00%	(36.53)%
2021	1		392.31	254	0.00%	19.14%
2020	1		329.30	217	0.00%	41.75%
Alger Large Cap Growth Portfolio, Class I-2
2024	3		534.89	1,541	0.00%	42.89%
2023	3		374.34	1,215	0.00%	32.67%
2022	3		282.17	963	0.00%	(38.65)%
2021	3		459.95	1,367	0.00%	11.84%
2020	3		411.26	1,190	0.18%	67.03%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)
Alger Mid Cap Growth Portfolio, Class I-2
2024	2		$249.03	$429	0.00%	21.07%
2023	2		205.69	414	0.00%	23.17%
2022	2		166.99	348	0.00%	(36.07)%
2021	2		261.21	490	0.00%	4.20%
2020	2		250.68	497	0.00%	64.63%
Alger Small Cap Growth Portfolio, Class I-2
2024	1		262.59	350	0.38%	8.13%
2023	1		242.85	362	0.00%	16.49%
2022	1		208.47	293	0.00%	(38.01)%
2021	1		336.29	419	0.00%	(6.07)%
2020	1		358.01	417	1.18%	67.15%
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares
2024	0	*	193.51	6	0.54%	24.89%
2023	0	*	154.94	6	0.74%	23.82%
2022	0	*	125.13	5	0.53%	(22.28)%
2021	0	*	161.01	8	0.78%	26.03%
2020	0	*	127.75	7	1.15%	24.14%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)
BNY Mellon VIF Appreciation Portfolio, Initial Shares
2024	5	$249.43	$1,303	0.43%	12.81%
2023	5	221.11	1,071	0.72%	20.97%
2022	5	182.78	898	0.67%	(18.06)%
2021	5	223.08	1,156	0.44%	27.13%
2020	6	175.48	974	0.86%	23.69%
BNY Mellon VIF Growth and Income Portfolio, Initial Shares
2024	2	217.97	430	0.54%	22.73%
2023	2	177.60	384	0.65%	26.68%
2022	2	140.19	341	0.79%	(14.81)%
2021	3	164.57	455	0.47%	25.62%
2020	3	131.00	403	0.84%	24.63%
Columbia VP Select Small Cap Value Fund, Class 2
2024	3	31.67	90	0.00%	13.66%
2023	3	27.86	77	0.00%	12.85%
2022	3	24.69	72	0.00%	(14.93)%
2021	3	29.02	90	0.00%	30.62%
2020	3	22.22	71	0.00%	8.92%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)
Columbia VP Seligman Global Technology Fund, Class 1
2024	3		$102.54	$327	0.00%	26.91%
2023	4		80.80	313	0.00%	45.28%
2022	4		55.62	229	0.00%	(31.73)%
2021	4		81.46	340	0.40%	39.03%
2020	4		58.59	261	0.00%	46.18%
Columbia VP Seligman Global Technology Fund, Class 2
2024	0	*	255.15	6	0.00%	26.58%
2023	0	*	201.57	31	0.00%	44.87%
2022	0	*	139.14	23	0.00%	(31.89)%
2021	0	*	204.30	34	0.29%	38.75%
2020	0	*	147.24	31	0.00%	45.80%
Fidelity VIP Asset Manager Portfolio, Initial Class
2024	2		113.11	249	2.48%	8.50%
2023	2		104.26	229	2.33%	12.94%
2022	2		92.31	217	2.10%	(14.94)%
2021	2		108.51	255	1.39%	9.92%
2020	5		98.72	463	1.64%	14.87%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)
Fidelity VIP Contrafund Portfolio
2024	3		$313.43	$854	0.19%	33.79%
2023	3		234.27	667	0.49%	33.45%
2022	3		175.55	531	0.51%	(26.31)%
2021	3		238.24	743	0.07%	27.84%
2020	4		186.36	681	0.27%	30.57%
Fidelity VIP Government Money Market Portfolio, Initial Class
2024	33		5.08	169	5.01%	5.10%
2023	49		4.84	236	4.78%	4.89%
2022	39		4.61	178	1.15%	1.44%
2021	93		4.55	423	0.01%	0.01%
2020	43		4.55	194	0.33%	0.34%
Fidelity VIP Growth Opportunities Portfolio, Initial Class
2024	0	*	237.00	34	0.00%	38.89%
2023	0	*	170.64	25	0.00%	45.65%
2022	0	*	117.16	36	0.00%	(38.18)%
2021	0	*	189.52	59	0.00%	12.00%
2020	1		169.21	55	0.01%	68.66%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)
Fidelity VIP Growth Portfolio, Initial Class
2024	3		$636.40	$1,669	0.00%	30.39%
2023	3		488.08	1,361	0.13%	36.24%
2022	3		358.26	1,104	0.62%	(24.46)%
2021	3		474.24	1,461	0.00%	23.22%
2020	3		384.89	1,229	0.08%	43.89%
Fidelity VIP High Income Portfolio, Initial Class
2024	0	*	114.14	30	6.80%	8.97%
2023	0	*	104.74	23	5.05%	10.48%
2022	0	*	94.81	31	4.37%	(11.37)%
2021	0	*	106.97	50	5.00%	4.40%
2020	1		102.46	53	5.35%	2.75%
Fidelity VIP Index 500 Portfolio, Initial Class
2024	2		1,207.06	2,870	1.29%	24.90%
2023	2		966.43	2,414	1.48%	26.19%
2022	3		765.84	2,045	1.47%	(18.21)%
2021	3		936.35	2,604	1.27%	28.57%
2020	3		728.26	2,073	1.94%	18.24%

	As of December 31			For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)
Fidelity VIP Investment Grade Bond Portfolio, Initial Class
2024	4	$62.37	$218	3.52%	1.79%
2023	3	61.27	198	2.72%	6.20%
2022	3	57.70	173	2.27%	(12.96)%
2021	3	66.29	209	2.00%	(0.61)%
2020	3	66.69	203	2.51%	9.39%
Fidelity VIP Overseas Portfolio, Initial Class
2024	3	92.39	232	1.66%	5.05%
2023	2	87.95	218	1.06%	20.51%
2022	3	72.98	189	1.10%	(24.48)%
2021	3	96.64	247	0.52%	19.69%
2020	3	80.74	219	0.49%	15.62%
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares
2024	25	50.45	1,260	1.44%	17.10%
2023	24	43.08	1,022	1.78%	13.01%
2022	23	38.12	863	1.36%	(6.37)%
2021	27	40.72	1,099	1.18%	24.14%
2020	28	32.80	914	1.54%	3.98%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
2024	0	*	$95.74	$39	0.00%	32.37%
2023	1		72.33	43	0.00%	41.94%
2022	1		50.96	32	0.00%	(32.52)%
2021	1		75.52	45	0.00%	21.94%
2020	1		61.93	46	0.10%	40.50%
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares
2024	2		79.94	175	0.66%	28.32%
2023	2		62.30	154	0.70%	23.81%
2022	3		50.32	128	0.82%	(19.74)%
2021	3		62.69	168	0.80%	29.40%
2020	3		48.45	148	0.93%	17.55%
Janus Henderson Flexible Bond Portfolio, Service Shares
2024	0	*	31.46	15	4.66%	1.63%
2023	0	*	30.96	12	3.62%	5.29%
2022	0	*	29.40	12	1.59%	(13.95)%
2021	1		34.16	24	1.50%	(1.06)%
2020	1		34.53	44	2.62%	10.25%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)
Janus Henderson Overseas Portfolio, Institutional Shares
2024	2		$44.49	$95	1.40%	5.84%
2023	2		42.04	89	1.52%	10.87%
2022	2		37.91	85	1.68%	(8.61)%
2021	3		41.48	108	1.12%	13.59%
2020	3		36.52	118	1.48%	16.29%
NVIT Emerging Markets Fund, Class D
2024	2		12.04	27	1.32%	5.99%
2023	2		11.36	19	1.46%	3.80%
2022	2		10.94	17	0.13%	(24.99)%
2021	3		14.59	40	0.96%	(7.59)%
2020	3		15.79	43	1.80%	12.92%
VanEck VIP Emerging Markets Fund, Initial Class
2024	0	*	46.10	16	1.71%	1.21%
2023	0	*	45.55	15	3.64%	9.77%
2022	0	*	41.49	14	0.28%	(24.44)%
2021	0	*	54.91	16	0.89%	(11.79)%
2020	0	*	62.25	20	2.24%	17.25%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value	Net Assets (000’s)	Investment Income Ratio (a)	Total Return (b)

VanEck VIP Global Resources Fund, Class I
2024	0	*	$64.60	$6	2.63%	(2.83)%
2023	0	*	66.48	6	2.87%	(3.58)%
2022	0	*	68.96	6	1.63%	8.42%
2021	-		63.60	6	0.43%	18.88%
2020	-		53.50	6	1.05%	19.10%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of both capital gains, divided by the daily average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated, are not annualized, and include changes in the value of the underlying mutual fund. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.